U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 4, 2011

VIA EDGAR TRANSMISSION

Linda Stirling
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Managed Portfolio Series (the “Trust”)

Dear Ms. Stirling:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is the registration statement for Managed Portfolio Series, a new multiple series trust administered by U.S. Bancorp Fund Services, LLC.  The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Angela Pingel at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Thomas Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.